Leases - Right-of-use Assets and Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Right-of-use assets:
Operating lease (Other assets)	$ 50.2
Finance lease (Property, plant and equipment, net)	2.1
Total right-of-use assets	52.3
Lease liabilities:
Operating lease (Other liabilities)	53.8
Finance lease (Debt obligations)	1.6
Total lease liabilities	$ 55.4